Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) Customer	Jun. 30, 2017 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	4
Revenue	$ 513,113	$ 483,215
Further Adjusted EBITDA	$ 439,356	$ 389,727
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 392,213	$ 363,603
Further Adjusted EBITDA	$ 345,386	$ 279,263
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 61,437	$ 59,414
Further Adjusted EBITDA	46,982	52,842
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	47,903	47,617
Further Adjusted EBITDA	40,300	49,832
Water [Member]
Financial information by segment [Abstract]
Revenue	11,560	12,581
Further Adjusted EBITDA	6,688	7,790
North America [Member]
Financial information by segment [Abstract]
Revenue	172,315	170,457
Further Adjusted EBITDA	154,659	151,786
South America [Member]
Financial information by segment [Abstract]
Revenue	59,881	58,688
Further Adjusted EBITDA	49,247	58,615
EMEA [Member]
Financial information by segment [Abstract]
Revenue	280,917	254,070
Further Adjusted EBITDA	$ 235,450	$ 179,326